Net loss per share (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Oct. 22, 2025	Dec. 31, 2025	Dec. 31, 2024
Accounts payable		$ 5,012	$ 6,537
Fusemachines Inc [Member]
Stock issued for acquisition, shares	29,610,000	29,610
Conversion ratio	$ 0.6580	$ 0.6580
Stock issued upon conversion, shares	45,000,000	45,000
Payments to acquire businesses gross		$ 110
Accounts payable		$ 98
Common Stock [Member]
[custom:SharesIssuedForContingentObligation-0]		45,000